Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000241303 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000241303 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000241303 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000241303 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000241303 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241303 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000241303 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241303 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000241302 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000241302 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000241302 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000241302 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000241302 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241302 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000241302 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241302 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000074970 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000074970 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000074970 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000074970 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074970 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074970 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074971 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000074971 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000074971 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000074971 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074971 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074971 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043869 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000043869 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043869 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000043869 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000043869 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000043869 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000043869 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000043869 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000043869 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043870 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000043870 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043870 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000043870 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000043870 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000043870 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000043870 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000043870 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000043870 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223154 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	42.60%
C000223154 | AAA
Holdings [Line Items]
Percent of Total Investments	17.60%
C000223154 | AA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000223154 | A
Holdings [Line Items]
Percent of Total Investments	14.20%
C000223154 | BBB
Holdings [Line Items]
Percent of Total Investments	7.00%
C000223154 | Not Rated
Holdings [Line Items]
Percent of Total Investments	11.90%
C000223154 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223154 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000223154 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223154 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223154 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000223154 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000223154 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223154 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000223154 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000223154 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000223154 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000223154 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000223154 | AssetAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223154 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223154 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000223154 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223155 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	42.60%
C000223155 | AAA
Holdings [Line Items]
Percent of Total Investments	17.60%
C000223155 | AA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000223155 | A
Holdings [Line Items]
Percent of Total Investments	14.20%
C000223155 | BBB
Holdings [Line Items]
Percent of Total Investments	7.00%
C000223155 | Not Rated
Holdings [Line Items]
Percent of Total Investments	11.90%
C000223155 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223155 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000223155 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223155 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223155 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000223155 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000223155 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223155 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000223155 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000223155 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000223155 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000223155 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000223155 | AssetAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223155 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223155 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000223155 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000241305 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000241305 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000241305 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000241305 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000241305 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241305 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000241305 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241305 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241305 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241304 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000241304 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000241304 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000241304 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000241304 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241304 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000241304 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241304 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241304 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241306 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000241306 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000241306 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000241306 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000241306 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241306 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000241306 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000241306 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241307 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000241307 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000241307 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000241307 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000241307 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241307 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000241307 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000241307 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000199415 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000199415 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000199415 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000199415 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000199415 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000199415 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000199415 | China
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199415 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000199415 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000199415 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000199415 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000199415 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000199415 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000199416 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000199416 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000199416 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000199416 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000199416 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000199416 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000199416 | China
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199416 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000199416 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000199416 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000199416 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000199416 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000199416 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000124876 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000124876 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000124876 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000124877 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000124877 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000124877 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000043855 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000043855 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000043855 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000043855 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000043855 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000043855 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000043855 | France
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000043855 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000043855 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000043855 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000043855 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000043855 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043855 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043855 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000043856 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000043856 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000043856 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000043856 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000043856 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000043856 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000043856 | France
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000043856 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000043856 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000043856 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000043856 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000043856 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043856 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043856 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000043857 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000043857 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000043857 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000043857 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000043857 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000043857 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000043857 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043857 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043857 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000043858 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000043858 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000043858 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000043858 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000043858 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000043858 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000043858 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043858 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043858 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075432 | Top 5 Fixed IncomeUnited States
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000075432 | Top 5 Fixed IncomeUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000075432 | Top 5 Fixed IncomeNew Zealand
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000075432 | Top 5 Fixed IncomeSpain
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000075432 | Top 5 Fixed IncomeChina
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000075432 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	36.90%
C000075432 | AAA
Holdings [Line Items]
Percent of Total Investments	21.00%
C000075432 | AA
Holdings [Line Items]
Percent of Total Investments	16.20%
C000075432 | A
Holdings [Line Items]
Percent of Total Investments	3.80%
C000075432 | BBB
Holdings [Line Items]
Percent of Total Investments	5.80%
C000075432 | Not Rated
Holdings [Line Items]
Percent of Total Investments	16.30%
C000075432 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000075432 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075432 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000075432 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075432 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000075432 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000075433 | Top 5 Fixed IncomeUnited States
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000075433 | Top 5 Fixed IncomeUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000075433 | Top 5 Fixed IncomeNew Zealand
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000075433 | Top 5 Fixed IncomeSpain
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000075433 | Top 5 Fixed IncomeChina
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000075433 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	36.90%
C000075433 | AAA
Holdings [Line Items]
Percent of Total Investments	21.00%
C000075433 | AA
Holdings [Line Items]
Percent of Total Investments	16.20%
C000075433 | A
Holdings [Line Items]
Percent of Total Investments	3.80%
C000075433 | BBB
Holdings [Line Items]
Percent of Total Investments	5.80%
C000075433 | Not Rated
Holdings [Line Items]
Percent of Total Investments	16.30%
C000075433 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000075433 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075433 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000075433 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075433 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000075433 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007702 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007702 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000007702 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000007702 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000007702 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007702 | France
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000007702 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000007702 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000007702 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000007702 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000007702 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000007702 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007702 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007703 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007703 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000007703 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000007703 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000007703 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007703 | France
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000007703 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000007703 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000007703 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000007703 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000007703 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000007703 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007703 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000139580 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000139580 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000139580 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000139580 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000139581 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000139581 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000139581 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000139581 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087494 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	47.70%
C000087494 | AAA
Holdings [Line Items]
Percent of Total Investments	26.40%
C000087494 | AA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000087494 | A
Holdings [Line Items]
Percent of Total Investments	4.10%
C000087494 | BBB
Holdings [Line Items]
Percent of Total Investments	8.50%
C000087494 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.40%
C000087494 | BB
Holdings [Line Items]
Percent of Total Investments	5.00%
C000087494 | B
Holdings [Line Items]
Percent of Total Investments	2.10%
C000087494 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087494 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000087494 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087494 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000087494 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000087494 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000087494 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000087494 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000087494 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000087494 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087494 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000087494 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000087494 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087494 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000087494 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087494 | AssetRegional Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087495 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	47.70%
C000087495 | AAA
Holdings [Line Items]
Percent of Total Investments	26.40%
C000087495 | AA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000087495 | A
Holdings [Line Items]
Percent of Total Investments	4.10%
C000087495 | BBB
Holdings [Line Items]
Percent of Total Investments	8.50%
C000087495 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.40%
C000087495 | BB
Holdings [Line Items]
Percent of Total Investments	5.00%
C000087495 | B
Holdings [Line Items]
Percent of Total Investments	2.10%
C000087495 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087495 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000087495 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087495 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000087495 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000087495 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000087495 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000087495 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000087495 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000087495 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087495 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000087495 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000087495 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087495 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000087495 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087495 | AssetRegional Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000223152 | BBB
Holdings [Line Items]
Percent of Total Investments	8.60%
C000223152 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.30%
C000223152 | BB
Holdings [Line Items]
Percent of Total Investments	64.00%
C000223152 | B
Holdings [Line Items]
Percent of Total Investments	20.20%
C000223152 | CCC
Holdings [Line Items]
Percent of Total Investments	6.90%
C000223152 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223152 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000223152 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223152 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223152 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223152 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223152 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000223152 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223152 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000223152 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223153 | BBB
Holdings [Line Items]
Percent of Total Investments	8.60%
C000223153 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.30%
C000223153 | BB
Holdings [Line Items]
Percent of Total Investments	64.00%
C000223153 | B
Holdings [Line Items]
Percent of Total Investments	20.20%
C000223153 | CCC
Holdings [Line Items]
Percent of Total Investments	6.90%
C000223153 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223153 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000223153 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223153 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223153 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223153 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223153 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000223153 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223153 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000223153 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007710 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007710 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007710 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007710 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007710 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007710 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000007710 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007710 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007710 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007711 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007711 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007711 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007711 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007711 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007711 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000007711 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007711 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007711 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223159 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223159 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000223159 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223159 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223159 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223159 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000223159 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223159 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223159 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223158 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223158 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000223158 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223158 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223158 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223158 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000223158 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223158 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223158 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007708 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000007708 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000007708 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000007708 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000007708 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000007708 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000007708 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007708 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000007709 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000007709 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000007709 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000007709 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000007709 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000007709 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000007709 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007709 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223160 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000223160 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000223160 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000223160 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000223160 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223160 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000223160 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000223160 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000223161 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000223161 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000223161 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000223161 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000223161 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223161 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000223161 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000223161 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000223157 | Sub-IndustryREIT Diversified
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000223157 | Sub-IndustryREIT Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000223157 | Sub-IndustryREIT Apartments
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000223157 | Sub-IndustryREIT Warehouse/Industry
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000223157 | Sub-IndustryREIT Storage
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000223157 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000223157 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000223157 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000223156 | Sub-IndustryREIT Diversified
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000223156 | Sub-IndustryREIT Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000223156 | Sub-IndustryREIT Apartments
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000223156 | Sub-IndustryREIT Warehouse/Industry
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000223156 | Sub-IndustryREIT Storage
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000223156 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000223156 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000223156 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000139574 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	24.50%
C000139574 | AAA
Holdings [Line Items]
Percent of Total Investments	30.60%
C000139574 | AA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000139574 | A
Holdings [Line Items]
Percent of Total Investments	9.60%
C000139574 | BBB
Holdings [Line Items]
Percent of Total Investments	14.90%
C000139574 | Not Rated
Holdings [Line Items]
Percent of Total Investments	16.30%
C000139574 | BB
Holdings [Line Items]
Percent of Total Investments	1.30%
C000139574 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000139574 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000139574 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000139574 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000139574 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000139574 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(16.30%)
C000139574 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000139574 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000139574 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000139574 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000139574 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000139574 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000139574 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000139574 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000139574 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000139574 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000139575 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	24.50%
C000139575 | AAA
Holdings [Line Items]
Percent of Total Investments	30.60%
C000139575 | AA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000139575 | A
Holdings [Line Items]
Percent of Total Investments	9.60%
C000139575 | BBB
Holdings [Line Items]
Percent of Total Investments	14.90%
C000139575 | Not Rated
Holdings [Line Items]
Percent of Total Investments	16.30%
C000139575 | BB
Holdings [Line Items]
Percent of Total Investments	1.30%
C000139575 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000139575 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000139575 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000139575 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000139575 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000139575 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(16.30%)
C000139575 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000139575 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000139575 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000139575 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000139575 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000139575 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000139575 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000139575 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000139575 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000139575 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000090467 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000090467 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000090467 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000090467 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090468 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000090468 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000090468 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000090468 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090469 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000090469 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000090469 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000090469 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090469 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090470 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000090470 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000090470 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000090470 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090470 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090471 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000090471 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000090471 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000090471 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090472 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000090472 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000090472 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000090472 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090473 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000090473 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000090473 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000090473 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000090473 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090474 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000090474 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000090474 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000090474 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000090474 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090476 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000090476 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000090476 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000090476 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090475 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000090475 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000090475 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000090475 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090477 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000090477 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000090477 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000090477 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090478 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000090478 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000090478 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000090478 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000062027 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	71.60%
C000062027 | AAA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000062027 | AA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000062027 | A
Holdings [Line Items]
Percent of Total Investments	11.30%
C000062027 | BBB
Holdings [Line Items]
Percent of Total Investments	9.50%
C000062027 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.00%
C000062027 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000062027 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000062027 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062027 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062027 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062027 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062027 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000062027 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000062027 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000062027 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000062027 | AssetAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000062027 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000062027 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062027 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062027 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000062027 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000062028 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	71.60%
C000062028 | AAA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000062028 | AA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000062028 | A
Holdings [Line Items]
Percent of Total Investments	11.30%
C000062028 | BBB
Holdings [Line Items]
Percent of Total Investments	9.50%
C000062028 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.00%
C000062028 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000062028 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000062028 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062028 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062028 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062028 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062028 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000062028 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000062028 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000062028 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000062028 | AssetAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000062028 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000062028 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062028 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062028 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000062028 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204842 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000204842 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000204842 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000204842 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000204842 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000204842 | China
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000204842 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000204842 | India
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000204842 | Republic of Korea
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000204842 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000204842 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000204842 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000204842 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000204842 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204842 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000204843 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000204843 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000204843 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000204843 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000204843 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000204843 | China
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000204843 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000204843 | India
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000204843 | Republic of Korea
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000204843 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000204843 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000204843 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000204843 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000204843 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204843 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007718 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000007718 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000007718 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000007718 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007718 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007719 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000007719 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000007719 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000007719 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007719 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000062029 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000062029 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000062029 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000062029 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000062029 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000062029 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000062029 | France
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000062029 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000062029 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000062029 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000062029 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000062029 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062029 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000062029 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000062029 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000062030 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000062030 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000062030 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000062030 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000062030 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000062030 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000062030 | France
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000062030 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000062030 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000062030 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000062030 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000062030 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062030 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000062030 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000062030 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131277 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000131277 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131277 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000131278 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000131278 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131278 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000124880 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000124880 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000124880 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000124881 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000124881 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000124881 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000145055 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000145055 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000145055 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000145055 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000145055 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000145055 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000145055 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000145055 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000145056 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000145056 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000145056 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000145056 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000145056 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000145056 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000145056 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000145056 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223681 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000223681 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000223681 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000223681 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000223681 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000223681 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000223681 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223681 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223682 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000223682 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000223682 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000223682 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000223682 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000223682 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000223682 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223682 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043348 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000043348 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000043348 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000043348 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000043348 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043348 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000043348 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043348 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043349 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000043349 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000043349 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000043349 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000043349 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043349 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000043349 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043349 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000199417 | AAA
Holdings [Line Items]
Percent of Total Investments	1.80%
C000199417 | AA
Holdings [Line Items]
Percent of Total Investments	19.40%
C000199417 | A
Holdings [Line Items]
Percent of Total Investments	46.30%
C000199417 | BBB
Holdings [Line Items]
Percent of Total Investments	32.50%
C000199417 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000199417 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000199417 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000199417 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000199417 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000199417 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000199417 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000199417 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000199418 | AAA
Holdings [Line Items]
Percent of Total Investments	1.80%
C000199418 | AA
Holdings [Line Items]
Percent of Total Investments	19.40%
C000199418 | A
Holdings [Line Items]
Percent of Total Investments	46.30%
C000199418 | BBB
Holdings [Line Items]
Percent of Total Investments	32.50%
C000199418 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000199418 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000199418 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000199418 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000199418 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000199418 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000199418 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000199418 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000043863 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000043863 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043863 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000043863 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000043863 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000043863 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000043863 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043863 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043863 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043863 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043864 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000043864 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043864 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000043864 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000043864 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000043864 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000043864 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043864 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043864 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043864 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000124883 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000124883 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000124883 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000124882 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000124882 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000124882 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007700 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000007700 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007700 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007700 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000007700 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007700 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000007700 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007700 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000007700 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007701 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000007701 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007701 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007701 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000007701 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007701 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000007701 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007701 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000007701 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000046813 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000046813 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000046813 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000046813 | Other
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000046813 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000046813 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000046814 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000046814 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000046814 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000046814 | Other
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000046814 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000046814 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000046815 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000046815 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000046815 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000046815 | Other
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000046815 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000046815 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000046816 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000046816 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000046816 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000046816 | Other
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000046816 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000046816 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000046818 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000046818 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000046818 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000046818 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000046818 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000046818 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000046817 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000046817 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000046817 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000046817 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000046817 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000046817 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000099066 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000099066 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000099066 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000099066 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000099066 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000099066 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099067 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000099067 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000099067 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000099067 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000099067 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000099067 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000218802 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000218802 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000218802 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000218802 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000218802 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218802 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000218803 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000218803 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000218803 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000218803 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000218803 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218803 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153127 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000153127 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000153127 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000153127 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153127 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153126 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000153126 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000153126 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000153126 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153126 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099231 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000099231 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099231 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099230 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000099230 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099230 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099226 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000099226 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000099226 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099227 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000099227 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000099227 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099228 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000099228 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000099228 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099229 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000099229 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000099229 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043862 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000043862 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000043862 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000043862 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043862 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000043862 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000043862 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043862 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043861 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000043861 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000043861 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000043861 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043861 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000043861 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000043861 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043861 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%